Financial Instruments - Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 651,414	¥ 612,439
Weighted average loss rate (%)	1.50%	1.30%
Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 661,178	¥ 620,815
Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(9,763)	(8,376)	¥ (7,356)
Current
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 583,945	¥ 524,901
Weighted average loss rate (%)	0.30%	0.50%
Current | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 585,910	¥ 527,383
Current | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(1,965)	(2,482)
Within 30 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 28,181	¥ 34,853
Weighted average loss rate (%)	1.10%	0.30%
Within 30 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 28,481	¥ 34,960
Within 30 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(299)	(107)
Over 30 days but within 60 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 8,702	¥ 12,502
Weighted average loss rate (%)	5.00%	1.10%
Over 30 days but within 60 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 9,162	¥ 12,645
Over 30 days but within 60 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(459)	(143)
Over 60 days but within 90 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 5,100	¥ 3,857
Weighted average loss rate (%)	9.00%	2.50%
Over 60 days but within 90 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 5,605	¥ 3,956
Over 60 days but within 90 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(505)	(99)
Over 90 days but within one year
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 17,723	¥ 21,042
Weighted average loss rate (%)	10.90%	2.10%
Over 90 days but within one year | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 19,894	¥ 21,492
Over 90 days but within one year | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(2,171)	(450)
Over one year
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 7,763	¥ 15,284
Weighted average loss rate (%)	36.00%	25.00%
Over one year | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 12,127	¥ 20,379
Over one year | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ (4,364)	¥ (5,095)